Acquisitions and divestitures	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Business Combinations [Abstract]
Acquisitions and divestitures
3.	Acquisitions and divestitures
In January 2025, the Company acquired
100
% of the ownership interest in Hashnote Holdings LLC, a Delaware limited liability company (together with its subsidiaries, “Hashnote”), which, through its affiliates, is the fund manager of Hashnote International Short Duration Yield Fund Ltd., a tokenized money market fund and the issuer of USYC.

In accordance with ASC 805, Business Combinations, the acquisition was accounted for as a business combination under the acquisition method. The allocation of the purchase price for this acquisition has been prepared on a preliminary basis and changes to the allocation to certain assets, liabilities, and tax estimates may occur as additional information becomes available.
The following table summarizes the preliminary allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$2,412
Accounts receivable, net	193
Prepaid expenses and other current assets	109
Fixed assets, net	8
Digital assets	104
Goodwill	96,840
Intangible assets, net	4,480
Accounts payable and accrued expenses	(655)
Other current liabilities	(2,383)
Deferred tax liabilities, net	(1,043)

Total purchase consideration	$100,065

The fair value of consideration transferred was approximately $
100.1
million, subject to customary adjustments, consisting of $
10.2
million in cash. including a purchase price adjustment of $
0.3
million, and approximately
2.9
 million Class A common stock. The intangible assets acquired consist of developed technology of $
1.7
 million and customer relationships of $
2.8
million and were each assigned useful lives of
2
years. The fair value of the customer relationships were determined using the income approach, and the developed technology was determined using the cost approach. These valuations are considered Level 3 fair value measurements due to the use of unobservable inputs including projected timing and amounts of future revenues, cash flows, discount rates and current replacement costs. The excess of the purchase consideration over the fair value of net tangible and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill and is attributable to Hashnote’s workforce and the synergies expected to arise from the acquisition. The Company does not expect goodwill to be deductible for income tax purposes.
The agreement also provided for the issuance of up to approximately
1.8
 million additional Class A common stock to certain Hashnote employees, which are subject to the satisfaction of vesting conditions and will be accounted for as compensation expense over the requisite service period.
The Company also holds investments in certain funds managed by affiliates of Hashnote. These funds, including Hashnote International Short Duration Yield Fund Ltd., are variable interest entities that are not consolidated by the Company due to the fact that we are not the primary beneficiary as we do not have an obligation to absorb losses or a right to receive benefits that could potentially be significant to each fund. The Company’s maximum exposure to loss associated with each fund is limited to its insignificant investment and its obligations to perform services as the manager of each fund. The Company provides no guarantees and has no other financial obligations to each of the funds.

3. Acquisitions and divestitures
Acquisitions
Centre Consortium, LLC
In August 2023, the Company acquired the remaining outstanding
50
% equity interest in Centre Consortium, LLC (“Centre”) from a digital asset exchange (the “Centre Acquisition”). Total consideration for the Centre

Acquisition was $
209.9
million consisting of approximately
8.4
 million shares of common stock of the Company measured at fair value. Upon completion of the Centre Acquisition, Centre became an indirect wholly-owned consolidated subsidiary of the Company. In December 2023, the Company dissolved Centre, and its net assets were distributed to another wholly-owned subsidiary of the Company. Substantially all of the assets acquired were associated with a single group of complementary intangible assets associated with stablecoin trade names, trademarks, and developed technology. The group of complementary intangible assets has an indefinite life based on the Company’s historical and continuing use of the asset, the importance to its business, and the lack of substantive legal, regulatory, and contractual restrictions on its useful life. In addition, deferred tax assets and liabilities of $
8.7
million and $
57.3
million, respectively, were recorded upon completion of the acquisition.
Billeto, Inc.
In July 2022, the Company acquired
100
% of the ownership interest in Billeto, Inc., a Delaware corporation (“Billeto”), a software development company that provides payment platforms.
In accordance with ASC 805, Business Combinations, the acquisition was accounted for as a business combination under the acquisition method. The following table summarizes the allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed (in thousands):

Cash	$1,945
Intangible assets, net	4,600
Other assets	232
Goodwill	24,613
Deferred tax liabilities	(550)

Total purchase consideration	$30,840

The total fair value of consideration transferred was $
30.8
 million consisting of $
14.4
 million in cash and
0.3
 million common shares of Circle valued at $
16.4
 million. The intangible asset acquired consists of developed technology of $
4.6
 million and was assigned a useful life of
2.0
years. The fair value of the developed technology was determined utilizing the cost approach. The fair value of the developed technology is considered a Level 3 fair value measurement due to the use of unobservable inputs including cost estimates. The excess of the purchase consideration over the fair value of net tangible and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill, and is attributable to Billeto’s workforce and the value of enhancing the Company’s payment platform. The Company does not expect goodwill to be deductible for income tax purposes.
The acquisition agreement also provides for the issuance of
1.3
 million common shares of Circle to Billeto employees that are subject to the satisfaction of certain vesting conditions and will be accounted for as compensation costs over the requisite service period.
Cybavo, Pte. Ltd
In July 2022, the Company acquired
100
% of the ownership interest in Cybavo, Pte. Ltd, a private company limited by shares incorporated in Singapore (together with its subsidiaries, “Cybavo”) that provides platforms for digital asset custody and blockchain application development.

In accordance with ASC 805, Business Combinations, the acquisition was accounted for as a business combination under the acquisition method. The following table summarizes the allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed (in thousands):

Cash	$1,498
Fixed assets, net	528
Operating lease right-of-use assets	1,114
Intangible assets, net	24,407
Other assets	335
Goodwill	120,917
Deferred tax liabilities	(4,148)
Other current and noncurrent liabilities	(2,418)

Total purchase consideration	$142,233

The total fair value of consideration transferred was $
142.2
 million, consisting of $
37.6
 million in cash and USDC and
2.2
 million common shares of Circle valued at $
104.5
 million. The intangible assets acquired consist of developed technology of $
15.6
 million, customer relationships of $
6.6
 million and trade name of $
2.2
 million, and were assigned useful lives of
6.0
,
2.5
and
8.5
years, respectively. The fair value of the developed technology, customer relationships, and trade name were determined using the income approach. These valuations are considered Level 3 fair value measurements due to the use of unobservable inputs including projected timing and amounts of future cash flows and revenues, useful lives, and discount rates. The excess of the purchase consideration over the fair value of net tangible and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill, and is attributable to Cybavo’s workforce and the synergies expected to arise from the acquisition. The Company does not expect goodwill to be deductible for income tax purposes.
The agreement also provides for the issuance of up to approximately
1.6
 million additional common shares of Circle to certain Cybavo employees, subject to the satisfaction of certain vesting conditions. All common shares issuable in connection with the Cybavo acquisition that are subject to vesting conditions are accounted for as compensation costs over the requisite service period. In connection with the Cybavo acquisition, a $
10.0
 million loan convertible into shares of Cybavo was effectively settled with respect to the consolidated financial statements.
The consolidated financial statements include the operating results of the acquisition from the date of the acquisitions. Pro forma results of operations for the acquisitions have not been presented because the effects of the acquisitions, individually and in the aggregate, were not material to the financial results of the Company.
Divestitures
Sale of SeedInvest
In October 2022, as a result of the Company’s strategic decision to focus on its core business, the Company entered into a binding agreement to sell certain assets of SeedInvest to a subsidiary of StartEngine Crowdfunding, Inc. (“StartEngine”) in exchange for
960
 thousand common shares of StartEngine, a noncontrolling interest that does not provide the Company with significant influence. The transaction closed in May 2023 after receiving regulatory approvals and the Company recorded a gain on the sale of $
21.6
 million recorded to Gain on sale of intangible assets on the Consolidated Statements of Operations.
Other transactions
Merger agreement termination
In July 2021, the Company entered into a merger agreement with Concord Acquisition Corp. (“Concord”), a blank check company incorporated in the State of Delaware and formed for the purpose of effecting a merger.

I
n
February 2022, the merger agreement with Concord was terminated and the Company entered into a new transaction agreement with Concord. In December 2022, the Company and Concord announced the mutual termination of its proposed business combination. As a result, the Company recorded $
44.2
 million of merger termination costs, consisting of
396,514
shares of Company’s common stock, expense reimbursements, forgiveness of a promissory note, and the recognition of previously capitalized transaction related expenses for the year ended December 31, 2022.